Other Revenues and Expenses	12 Months Ended
Dec. 31, 2017
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Other Revenues and Expenses

NOTE 21 — OTHER REVENUES AND EXPENSES

	December 31,
	2017	2016	2015
	(In millions of US$)
Impairment of goodwill	—	—	(803.8)
Impairment of assets	—	(129.7)	(206.9)
Restructuring costs	(296.2)	(167.3)	(120.8)
Change in restructuring reserves	88.9	113.0	(87.0)

Impairment and restructuring expenses — net	(207.3)	(184.0)	(1,218.5)
Other revenues (expenses)	(2.0)	1.0	6.2
Exchange gains (losses) on hedging contracts	—	0.2	(2.5)
Gains (losses) on sales of assets	30.4	(0.1)	26.5

Other revenues (expenses) — net	(178.9)	(182.9)	(1,188.3)

Year ended December 31, 2017

Restructuring costs and change in restructuring reserves

As part of the Group Transformation Plan, we recognized US$(207.3) million of restructuring costs. These restructuring costs include:

(i)	US$12.3 million to reduce the cash burden of the charter agreement in respect of one vessel in operation. This loss corresponds to the compensation granted to the ship-owner following the renegotiation of the charter agreements. (see note 2 — Proactive management of maritime liabilities);

(ii)	US$72.1 million to renegotiate and extend the charter agreements in respect of two seismic vessels to reduce the cash burden following the implementation of a new ownership set up. This loss corresponds to the compensation granted to ESV and OSV following the renegotiation of the charter agreements. (see note 2 — New ownership set up for our seismic fleet);

(iii)	US$102.0 million of professional fees mainly linked to the US Chapter 11 and French Safeguard procedures (see note 2 — Financial restructuring process); and

(iv)	US$20.9 million of other costs related to our Transformation Plan.

Gains (losses) on sales of assets

In 2017, we recognized a US$21.0 million gain arising from our contribution to the Global Seismic Shipping AS (“GSS”) JV that was created as part of the Group Transformation Plan on April 2017 between CGG and Eidesvik (see note 2).

This line item also includes sales of assets and losses related to damaged or scrapped marine seismic equipment.

Year ended December 31, 2016

Restructuring costs and change in restructuring reserves

As part of the Group Transformation Plan, we expensed US$167.3 million in 2016, partially offset by the use of the corresponding provisions. The restructuring costs in excess of the release of provisions were mainly explained by additional provisions for onerous contracts booked in the fourth quarter of year 2016. Most of these provisions were reclassified as financial debt in 2017 (see note 2 — Proactive management of maritime liabilities) without any cash-out.

Impairment of assets

In 2016, we recognized a US$(96.8) million impairment of multi-client surveys due to specific market conditions and a US$(31.4) million impairment of vessels.

Year ended December 31, 2015

Impairment of goodwill

In 2015, we recognized a US$365.0 million of Marine goodwill impairment and a US$438.8 million impairment on GGR CGUs (see note 11).

Impairment of assets

This line item included:

(i)	US$(110.0) million impairment of vessels and related equipment’s. The net book value of our owned vessels has been aligned on recoverable value assessed as fair value less cost of disposal;

(ii)	US$(41.8) million impairment of multi-client surveys due to specific market conditions; and

(iii)	US$(55.1) million impairment of intangible assets mainly.

Restructuring costs and change in restructuring reserves

As part of the Group Transformation Plan, we expensed US$120.8 million in 2015, offset by the use of the corresponding provisions.

We also recognized additional provisions relating to the restructuring part of the further steps of the transformation plan as announced internally and externally in November 2015. This restructuring plan included the reduction of 930 positions worldwide and across the Group, redundancy costs and further maintenance costs of cold stacked vessels.

Gains (losses) on sales of assets

This line item included gains arising from the sales of some of our assets; and also losses related to marine seismic equipment damaged or scrapped. These costs were fully offset by insurance indemnities included in the line “Other revenues (expenses)”.